DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)			10 Months Ended
	Sep. 05, 2025	Mar. 28, 2025	Dec. 31, 2025
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Transaction costs	$ 14,319,936
Cash underwriting fee	4,600,000
Deferred underwriting fee	9,200,000		$ 9,200,000
Other offering costs			$ 519,936
Percent of fair market value of target businesses			80.00%
Percentage of ownership interest to be acquired			50.00%
Trust Account	$ 230,000,000
Number of business days prior to business combination			2 days
Share price			$ 10
Permitted Withdrawals percentage			5.00%
Percentage of restriction on redemption of shares			15.00%
Redemption percentage of shares if business combination not completed			100.00%
Maximum period to complete the business combination			24 months
Maximum number of business days for completion of redemption			10 days
Dissolution expense payable from interest earned on trust account			$ 100,000
Cash			500
Cash and cash equivalents			749,812
Working capital deficit			$ 748,063
Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Share price			$ 10
Sponsor | Unsecured promissory note
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate principal amount		$ 250,000	$ 151,636
Related Party Loans
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Exercise price			$ 0.09
Loans outstanding			$ 0
Related Party Loans | Maximum
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Loan amount converted into warrants			$ 1,500,000
Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants issued	7,046,111		7,046,111
Price per warrant issued	$ 0.9
Gross proceeds from warrants issuance	$ 6,341,500
Private Placement Warrants | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants issued	4,490,555
Public Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants in a unit			0.33
Exercise price			$ 11.5
Class A ordinary shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares in a unit			1
Class A ordinary shares | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares called by each warrant			1
Exercise price			$ 11.5
Class A ordinary shares | Public Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares called by each warrant			1
Exercise price			$ 11.5
Class B ordinary shares | Founder shares | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Consideration received from sponsor		$ 25,000	$ 25,000
IPO including over-allotment
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued	23,000,000
Price per unit issued	$ 10
Gross proceeds from initial public offering	$ 230,000,000
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum period to liquidate for trust accounts funds			24 months
Underwriters over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued	3,000,000
Underwriters over-allotment option | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants issued	2,555,556